Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 16,965,989
Additions
Acquired Through Verdélite (Note 7)
Disposals
Balance	41,399,728	16,965,989
Costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	17,990,523	1,361,469
Acquired Through Naturals (Note 7)	113,274
Additions	26,172,147	10,317,931
Acquired Through Verdélite (Note 7)		6,311,123
Impairment
Balance	44,275,944	17,990,523
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,024,534	330,134
Additions	1,851,682	694,400
Balance	2,876,216	1,024,534
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	476,041
Balance	476,041	476,041
Land [Member] | Costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	476,041
Acquired Through Naturals (Note 7)
Additions
Acquired Through Verdélite (Note 7)		476,041
Impairment
Balance	476,041	476,041
Land [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Additions
Balance
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	11,859,979
Balance	31,917,520	11,859,979
Buildings [member] | Costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	12,013,542
Acquired Through Naturals (Note 7)
Additions	20,611,996	6,747,648
Acquired Through Verdélite (Note 7)		5,265,894
Impairment
Balance	32,625,538	12,013,542
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	153,563
Additions	554,455	153,563
Balance	708,018	153,563
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,526,965
Balance	1,954,761	1,526,965
Leasehold improvements [member] | Costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,681,648	274,471
Acquired Through Naturals (Note 7)	33,984
Additions	758,059	1,407,177
Acquired Through Verdélite (Note 7)
Impairment
Balance	2,473,691	1,681,648
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	154,683	79,609
Additions	364,247	75,074
Balance	518,930	154,683
Production Lab And Growing Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,140,470
Balance	5,689,125	2,140,470
Production Lab And Growing Equipment [Member] | Costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,688,055	992,725
Acquired Through Naturals (Note 7)
Additions	4,202,867	1,457,537
Acquired Through Verdélite (Note 7)		237,793
Impairment
Balance	6,890,922	2,688,055
Production Lab And Growing Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	547,585	210,653
Additions	654,212	336,932
Balance	1,201,797	547,585
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	193,638
Balance	180,975	193,638
Computer equipment [member] | Costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	270,164	57,881
Acquired Through Naturals (Note 7)	13,064
Additions	73,477	138,641
Acquired Through Verdélite (Note 7)		73,642
Impairment
Balance	356,705	270,164
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	76,526	9,002
Additions	99,204	67,524
Balance	175,730	76,526
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	768,896
Balance	1,181,306	768,896
Other Equipment [Member] | Costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	861,073	36,392
Acquired Through Naturals (Note 7)	66,226
Additions	525,748	556,928
Acquired Through Verdélite (Note 7)		257,753
Impairment
Balance	1,453,047	861,073
Other Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	92,177	30,870
Additions	179,564	61,307
Balance	$ 271,741	$ 92,177